NOTES PAYABLE (Details - Debt maturity) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2025	$ 1,959	$ 3,340
2026	6,186	6,344
Total payments on notes payable	$ 8,145	$ 9,684